Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 1,148,095	$ 152,977	$ (1,850,096)
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	(3,046)	1,082	7,925
Net change in cash flow hedges	80,412	(49,112)	1,726
Net other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods	77,366	(48,030)	9,651
Other comprehensive income (loss) not to be reclassified to net income (loss) in subsequent periods:
Remeasurement losses on defined benefit plans	(5,114)	(1,753)	(3,162)
Income tax effect	667	229	412
Net other comprehensive loss not to be reclassified to net income (loss) in subsequent periods	(4,447)	(1,524)	(2,750)
Other comprehensive income (loss), net of tax	72,919	(49,554)	6,901
Total comprehensive income (loss)	1,221,014	103,423	(1,843,195)
Total comprehensive income (loss) attributable to Viking Holdings Ltd	1,220,551	102,788	(1,843,657)
Total comprehensive income attributable to non-controlling interests	$ 463	$ 635	$ 462